Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 10,025	$ 17,977	$ 35,722
Restricted cash	100	100	100
Accounts receivable	34,484	24,035	23,653
Inventories	18,885	10,729	7,087
Prepaid expenses	3,734	2,609	4,642
Deposits and other	3,392	3,052	2,440
Total current assets	70,620	58,502	73,644
Property and equipment, net	75,461	67,926	66,699
Goodwill	257,845	251,024	253,851
Deferred tax asset	9	9	37
Intangible assets	211,768	232,877	290,356
Other assets	24,058	23,754	26,560
Total assets	639,761	634,092	711,147
Current liabilities
Accounts Payable	10,353	8,790	4,776
Accrued Liabilities	23,005	17,702	18,254
Current maturities of long-term debt	6,674	6,537	6,919
Total current liabilities	40,032	33,029	29,949
Long-term debt	573,068	547,238	533,290
Deferred tax liability - noncurrent	9,111	6,957	15,347
Other long-term liabilities	37,001	30,440	32,024
Total liabilities	659,212	617,664	610,610
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0	0
Common stock	149	149	149
Additional paid-in capital	177,276	177,276	177,276
Accumulated deficit	(193,037)	(156,451)	(75,077)
Accumulated other comprehensive (loss) income	(3,839)	(4,546)	(1,811)
Total stockholders' (deficit) equity	(19,451)	16,428	100,537
Total liabilities and stockholders' equity	$ 639,761	$ 634,092	$ 711,147